Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee and the Board have a historical practice of not granting equity awards to executive officers during closed quarterly trading windows as determined under the Corporation’s Insider Trading Policy. Annual grants of equity awards, which historically have not included stock options, are typically made to the Corporation’s executive officers, including named executive officers, during the open-trading-window period in the first fiscal quarter of each fiscal year. Consequently, the Corporation has not granted, and does not expect to grant, any equity awards to any named executive officers during the period commencing four business days prior to and ending one business day following the filing with the SEC of any Corporation report on Forms 10-K, 10-Q or 8-K that discloses material non-public information about the Corporation. The Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards, and the Corporation has not timed the disclosure of material non-public information in order to affect the value of executive compensation.

Award Timing Method	Annual grants of equity awards, which historically have not included stock options, are typically made to the Corporation’s executive officers, including named executive officers, during the open-trading-window period in the first fiscal quarter of each fiscal year. Consequently, the Corporation has not granted, and does not expect to grant, any equity awards to any named executive officers during the period commencing four business days prior to and ending one business day following the filing with the SEC of any Corporation report on Forms 10-K, 10-Q or 8-K that discloses material non-public information about the Corporation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards, and the Corporation has not timed the disclosure of material non-public information in order to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false